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03025061

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC MAIL PROCESSING SECTION RECEIVED JUN 23 2003 WASH. D.C. 155

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SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

1245754

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Sale of Series A Convertible Preferred Stock

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

PROCESSED JUN 25 2003 THOMSON FINANCIAL

1. Enter the information requested about the issuer

Name of Issuer [ ] check if this is an amendment and name has changed, and indicate change.):
ADMETech, Inc.
Address of Executive Offices: **P.O. Box 30189, Raleigh, NC 27622**
Telephone Number (Including Area Code): **(919) 754-8500**

Address of Principal Business Operations **same as above**
Telephone Number (Including Area Code) **same as above**
(if different from Executive Offices)

Brief Description of Business

Biotechnology company that specializes in screening chemical compounds to assess the suitability of compounds for testing as pharmaceutical products.

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

CR

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[05]	[01]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [N] [C]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Neuville, Scott E.
Business or Residence Address
P.O. Box 30189, Raleigh, NC 27622

Check Box(es) that Apply: [] Promoter [X] Beneficial Owner [] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Thakker, Dhiren R.
Business or Residence Address
P.O. Box 30189, Raleigh, NC 27622

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Brouwer, Kim L. R.
Business or Residence Address
P.O. Box 30189, Raleigh, NC 27622

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Pollack, Gary M.
Business or Residence Address:
P.O. Box 30189, Raleigh, NC 27622

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
Hutchison & Mason PLLC
Business or Residence Address:
3110 Edwards Mill Road, Suite 100, Raleigh, NC 27612

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Harold S. Lichtin Family, L.P.

Business or Residence Address:
3110 Edwards Mill Road, Suite 200, Raleigh, NC 27612

Check Box(es) that Apply: [ ] Promoter [] Beneficial Owner [] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [] Promoter [] Beneficial Owner [] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address

Check Box(es) that Apply: [] Promoter [] Beneficial Owner [] Executive Officer [] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address

Check Box(es) that Apply: [ ] Promoter [] Beneficial Owner [] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address

Check Box(es) that Apply: [ ] Promoter [] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address:

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity (including warrants)	$1,800,000.00	$ 140,000.00
[ ] Common [X] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ____).	$	$
Total	$ 1,800,000.00	$ 140,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	6	$ 140,000.00
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[X]	$ 7,000.00
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify) Filing Fees	[X]	$ 300.00
Total	[X]	$ 7,300.00

E. STATE SIGNATURE

	Yes	No
1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?	[ ]	[X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
ADMETech, Inc.		**June 16, 2003**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Scott E. Neuville	**President & Chief Executive Officer**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Series B Convertible Preferred Stock	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Series A Convertible Preferred Stock	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC		X	$400,000.00	6	$140,000.00	0			X
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									